Variable Interest Entities Property Asset Carrying Value and Maximum Exposure (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	$ 111,052,042	$ 70,124,638
Available for Sale Security and Property Loan Receivable, Maximum Exposure	103,483,793	67,095,817
Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	13,004,505	5,010,615
Available for Sale Security and Property Loan Receivable, Maximum Exposure	19,464,977	11,062,617
Ashley Square [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	5,607,163	5,645,559
Available for Sale Security and Property Loan Receivable, Maximum Exposure	5,099,000	5,159,000
Ashley Square [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	1,482,000	1,482,000
Available for Sale Security and Property Loan Receivable, Maximum Exposure	7,942,472	7,534,002
Bruton Apts [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	20,046,839	18,145,000
Available for Sale Security and Property Loan Receivable, Maximum Exposure	18,145,000	18,145,000
Columbia Gardens [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	15,224,597
Available for Sale Security and Property Loan Receivable, Maximum Exposure	15,224,597
Cross Creek [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	9,034,294	8,617,079
Available for Sale Security and Property Loan Receivable, Maximum Exposure	6,101,605	6,074,817
Cross Creek [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	3,624,614	3,528,615
Available for Sale Security and Property Loan Receivable, Maximum Exposure	3,624,614	3,528,615
Glenview Apts [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	6,926,243	6,723,000
Available for Sale Security and Property Loan Receivable, Maximum Exposure	6,723,000	6,723,000
Harden Ranch [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	7,628,981	9,300,000
Available for Sale Security and Property Loan Receivable, Maximum Exposure	6,960,000	9,300,000
Montclair Apts [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	3,569,573	3,458,000
Available for Sale Security and Property Loan Receivable, Maximum Exposure	3,458,000	3,458,000
Santa Fe Apts [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	4,884,102	4,736,000
Available for Sale Security and Property Loan Receivable, Maximum Exposure	4,736,000	4,736,000
Seasons at Simi Valley [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	6,724,110
Available for Sale Security and Property Loan Receivable, Maximum Exposure	6,320,000
Sycamore Walk [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	5,447,000
Available for Sale Security and Property Loan Receivable, Maximum Exposure	5,447,000
Tyler Park Apartments [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	6,562,209	8,100,000
Available for Sale Security and Property Loan Receivable, Maximum Exposure	6,075,000	8,100,000
Vantage at Braunfels LLC [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	4,364,787
Available for Sale Security and Property Loan Receivable, Maximum Exposure	4,364,787
Vantage at Brooks LLC [Member] | Property Loan [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	3,533,104
Available for Sale Security and Property Loan Receivable, Maximum Exposure	3,533,104
Westside Village Market [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	4,172,340	5,400,000
Available for Sale Security and Property Loan Receivable, Maximum Exposure	3,970,000	$ 5,400,000
Willow Run [Member] | Available-for-sale Securities [Member]
Available for Sale Security and Property Loan Receivable, Carrying Value	15,224,591
Available for Sale Security and Property Loan Receivable, Maximum Exposure	$ 15,224,591